Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,925	R$ 3,739
Increase in deferred revenue in the current year	57,305	9,370
Revenue recognized during the current year	(57,390)	(9,184)
Balance ending	R$ 3,840	R$ 3,925